Note 14 - Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Type of goods and services
Service	$10	$451	$22	$456
Total	$10	$451	$22	$456

Timing of recognition of revenue
Point in time	3	-	7	-
Over time	7	451	15	456
Total	$10	$451	$22	$456

	December 31
	2023	2022

Type of goods and services
Service	$498	$-
Total	$498	$-

Timing of recognition of revenue
Over time	$498	$-
Total	$498	$-